Segmental Analysis	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segmental Analysis	5 Segmental Analysis
Operating segment information is presented in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (‘CODM’). The CODM, who is responsible for allocating resources and assessing performance, has been identified as the Group’s Executive Committee. The CODM regularly reviews the Group’s operating results in order to assess performance and to allocate resources. The accounting policies of the operating segments are the same as the Group’s accounting policies.
Adjusted Profit Before Tax is the segmental performance measure management use to assess the performance of the Group's segments. This measure excludes income and expenses that are not considered directly related to the performance of the Group's segments.
For management purposes, the Group is organized into the following operating segments, based on the services provided, as follows:
•Clearing – Clearing is the interface between exchanges and clients. Clearing provides the connectivity that allows our clients access to exchanges and central clearing houses. As clearing members, Clearing acts as principal on behalf of our clients and generates revenue on a commission per trade basis. Clearing provides clearing services across markets including metals, agricultural products, energy and financial securities across different geographies.
•Agency and Execution – Agency and Execution provides essential liquidity and execution services to our clients primarily in the energy and financial securities markets. Our energy division provides essential liquidity to clients by connecting buyers and sellers in the energy markets to facilitate price discovery. We have significant positions in many of the markets we operate in, including key gas and power markets in Europe; environmental, and crude markets in North America; and oil products globally. We achieve this through the breadth and depth of the services we offer to customers, including market intelligence for each product we transact in, based on the extensive knowledge and experience of our teams. Our Securities division provides essential liquidity and risk management solutions to clients across global financial markets. Leveraging our international network, we connect buyers and sellers in equities, credit, financing, foreign exchange (FX), and rates, enabling efficient price discovery and tailored hedging strategies. Through our Prime
Services business we deliver comprehensive solutions for institutional clients, including clearing, custody, capital introduction, portfolio financing, and outsourced trading.
•Market Making – Market Making acts as principal to provide direct market pricing to professional and wholesale counterparties, primarily within the metals, agriculture, energy and financial securities markets. The Market Making segment primarily generates revenue through charging a spread between buying and selling prices, without taking significant proprietary risk. The Market
Making operations are diversified across geographies and asset classes.
•Hedging and Investment Solutions – Hedging and Investment Solutions offers bespoke hedging and investment solutions to our clients and generates revenue through a return built into the product pricing. Tailored hedging solutions allow producers and consumers of commodities to hedge their exposure to movements in market prices, as well as exchange rates, across a variety of different time horizons.
•The Corporate segment – Corporate manages the control and support functions of the Group and provides operational support to the business functions. In addition, Corporate manages the
Group’s funding requirements. Interest expense is incurred through debt securities issuance, which is recharged to other segments through inter-segmental funding allocations to reflect their consumption of these resources.
The below disaggregation shows the revenue by each of the 5 operating segments. The substantial majority of the Group's performance obligations for revenues from contracts with clients are satisfied at a point in time. Revenue recognized over time is not material.
5        Segmental Analysis continued
Segment information for the year ended 31 December 2025:

	Clearing[2]	Agency and Execution[3]	Market Making[4]	Hedging and Investment Solutions[5]	Corporate[6]	Total
	$m	$m	$m	$m	$m	$m
Commission and fee income	1,036.7	764.1	22.2	—	—	1,823.0
Commission and fee expense	(761.3)	(63.2)	(21.0)	—	—	(845.5)
Net commission income/(expense)	275.4	700.9	1.2	—	—	977.5
Net trading income	25.2	333.0	220.9	272.8	—	851.9
Interest income / (expense)	314.9	27.4	—	—	(189.7)	152.6
Inter-segmental funding allocations[1]	(87.3)	(16.1)	(24.7)	(76.0)	204.1	—
Net interest income/(expense)	227.6	11.3	(24.7)	(76.0)	14.4	152.6
Net physical commodities income	—	4.0	38.1	—	—	42.1
Revenue	528.2	1,049.2	235.5	196.8	14.4	2,024.1
Adjusted profit/(loss) before tax	261.5	280.9	68.9	43.5	(236.7)	418.1
Other segment information
Depreciation and amortisation	(0.5)	(0.6)	(0.5)	(0.6)	(33.9)	(36.1)
Compensation and benefits	(136.8)	(587.2)	(111.8)	(86.0)	(312.5)	(1,234.2)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.
2.Clearing provides connectivity between clients, exchanges and clearing houses across four principal markets: metals, agriculture, energy and financial products.
3.Agency and Execution revenue for 2025 can be split as follows: energy $331.3m (2024: $286.3m; 2023: $219.8m) and financial securities $710.3m (2024: $407.2m; 2023:
$319.8m) and other revenue $7.6m (2024: $1.7m; 2023: $1.9m).
4.Market Making revenue for 2025 can be split as follows: metals $137.6m (2024: $105.9m; 2023: $69.3m), agriculture $11.6m (2024: $33.8m; 2023: $27.5m), energy $33.9m
(2024: $32.5m; 2023: $31.6m) and financial securities $52.4m (2024: $35.6m; 2023: $25.5m).
5.Revenue within the Hedging and Investment Solutions segment can be split as follows: hedging solutions $79.3m (2024: $69.2m; 2023: $62.0m) and financial products
$117.5m (2024: $92.3m; 2023: $66.1m).
6.Corporate manages the Group’s funding requirements, interest expense is incurred through debt securities issuance, which is recharged to other segments through inter-
segmental funding allocations to reflect their consumption of these resources., Revenue for 2025 is $14.4m (2024: $63.9m; 2023: $47.5m).
5        Segmental Analysis continued
Segment information for the year ended 31 December 2024:

	Clearing	Agency and Execution		Market Making		Hedging and Investment Solutions		Corporate		Total
	$m	$m		$m		$m		$m		$m
Commission and fee income	950.8	652.5		14.8		—		—		1,618.1
Commission and fee expense	(687.8)	(55.4)		(18.8)		—		—		(762.0)
Net commission income/(expense)	263.0	597.1	—	(4.0)	—	—	—	—	—	856.1
Net trading income	5.2	61.3		215.6		210.3		—		492.4
Interest income / (expense)	317.8	39.2		—		—		(129.9)		227.1
Inter-segmental funding allocations[1]	(119.7)	(4.6)		(20.7)		(48.8)		193.8		—
Net interest income/(expense)	198.1	34.6		(20.7)		(48.8)		63.9		227.1
Net physical commodities income	—	2.2		16.9		—		—		19.1
Revenue	466.3	695.2		207.8		161.5		63.9		1,594.7
Adjusted profit/(loss) before tax	247.3	107.9		65.6		42.0		(141.7)		321.1
Other segment information
Depreciation and amortisation	(0.4)	(0.8)		(0.4)		(0.7)		(27.2)		(29.5)
Compensation and benefits	(118.4)	(449.5)		(89.7)		(70.2)		(243.3)		(971.1)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.
Segment information for the year ended 31 December 2023:

	Clearing	Agency and Execution		Market Making		Hedging and Investment Solutions		Corporate		Total
	$m	$m		$m		$m		$m		$m
Commission and fee income	825.1	506.8		10.5		—		—		1,342.4
Commission and fee expense	(588.9)	(33.4)		(15.2)		—		—		(637.5)
Net commission income/(expense)	236.2	473.4		(4.7)		—		—		704.9
Net trading income	1.2	62.1		182.8		165.7		(0.4)		411.4
Interest income / (expense)	232.9	8.7		(3.9)		—		(116.1)		121.6
Intersegmental funding allocations[1]	(96.7)	(2.7)		(27.0)		(37.6)		164.0		—
Net interest income / (expense)	136.2	6.0		(30.9)		(37.6)		47.9		121.6
Net physical commodities income	—	—		6.7		—		—		6.7
Revenue	373.6	541.5	—	153.9	—	128.1	—	47.5	—	1,244.6
Adjusted profit/(loss) before tax	185.0	71.9		33.3		33.8		(94.0)		230.0
Other segment information
Depreciation and amortisation	(0.3)	(0.8)		(0.3)		(0.3)		(25.4)		(27.1)
Compensation and benefits	(88.2)	(368.1)		(72.7)		(51.0)		(190.3)		(770.3)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.
5        Segmental Analysis continued
Contract assets
There were no assets that met the definition of a contract asset as at 31 December 2025
(2024: $nil).
Revenues within the scope of IFRS 15 of $887.8m (2024: $772.1m; 2023: $631.9m) are included within commission and fee income in the income statement. In addition, the net proceeds from a commitment to simultaneously buy and sell financial instruments with counterparties on matched principal basis, which are not in the scope of IFRS 15 are also recorded within commissions and fee income. Revenues that are not within the scope of IFRS 15 are presented within net trading income, net interest income and net physical commodities income in the income statement.
Adjusted Profit Before Tax
We define Adjusted Profit Before Tax as profit before tax adjusted for (1) goodwill impairment charge
(2) bargain purchase gain, (3) amortization of acquired brands and customer lists, (4) activities relating to shareholders, (5) employer tax on the vesting of growth shares, (6) owner fees, (7) IPO preparation costs, (8)
fair value of the cash settlement option on the growth shares and (9) public offering of ordinary shares, (10)
acquisition costs. Items (1) to (10) are referred to as “Adjusting Items.” Adjusting Items are excluded because they are not reflective of our ongoing underlying trading performance. They typically relate to acquisition accounting, shareholder-related activities and other non-recurring, which can vary significantly between periods and are not considered part of the Group’s core operations. Adjusted Profit Before Tax is the primary measure used by our management to evaluate and understand our underlying operations and business trends, forecast future results and determine future capital investment allocations. Adjusted Profit Before Tax is the measure used by our executive board to assess the financial performance of our business in relation to our trading performance. The most directly comparable IFRS Accounting Standards measure is profit after tax. We believe Adjusted Profit Before Tax is a useful measure as it allows management to monitor our ongoing core operations and provides useful information to investors and analysts regarding the net results of the business. The core operations represent the primary trading operations of the business.
5        Segmental Analysis continued
Reconciliation of total segments Adjusted Profit Before Tax to the Group's profit before tax per the income statement:

	2025	2024	2023
	$m	$m	$m
Total segments adjusted profit before tax	418.1	321.1	230.0
Goodwill impairment charges[1]	—	—	(10.7)
Bargain purchase gain[2]	3.6	—	0.3
Amortization of acquired brands and customer lists[3]	(6.9)	(5.5)	(2.1)
Activities relating to shareholders[4]	—	(2.4)	(3.1)
Employer tax on vesting of the growth shares[5]	—	(2.2)	—
Owner fees[6]	(0.4)	(2.4)	(6.0)
IPO preparation costs[7]	—	(8.6)	(10.1)
Fair value of the cash settlement option on the growth shares[8]	—	(2.3)	—
Public offering of ordinary shares[9]	(1.3)	(1.9)	—
Acquisition costs[10]	(1.5)	—	(1.8)
Profit before tax from continuing operations	411.6	295.8	196.5
1.Goodwill impairment charges, presented in impairment of goodwill in the financial statements, in 2023 this relates to the impairment recognized for goodwill relating to the
Volatility Performance Fund S.A. CGU ("VPF") largely due to declining projected revenue.
2.In 2025 a bargain purchase gain, presented in bargain purchase gain on acquisitions in the financial statements, was recognized from the acquisition of Darton Group
Limited.
3.This represents the amortization charge for the period of acquired brands and customers lists, this is presented in depreciation and amortization in the financial statements.
4.Activities in relation to shareholders, presented in other expenses in the financial statements, primarily consist of dividend-like contributions made to participants within certain of our share-based payments schemes.
5.Employer tax on vesting of the growth shares, presented in other expenses in the financial statements, represents the Group's tax charge arising from the vesting of the growth shares.
6.Owner fees, presented in other expenses in the financial statements, relate to management services to parties associated with the former ultimate controlling party based on a percentage of the Group’s profitability. Owner fees are excluded from other expenses as they do not form part of the operation of the business and ceased to be incurred after the completion of our offering.
7.IPO preparation costs related to consulting, legal and audit fees, presented in the income statement within other expenses.
8.Fair value of the cash settlement option on the growth shares, presented in other expenses in the financial statements, represents the fair value liability of the growth shares at $2.3m. Subsequent to the initial public offering when the holders of the growth shares elected to settle the awards in ordinary shares, the liability was derecognized.
9.Costs relating to the public offerings of ordinary shares by certain selling shareholders, presented in other expenses in the financial statements.
10.Acquisition costs, presented in other expenses in the financial statements, are costs such as legal fees incurred in relation to the business acquisitions of Winterflood in
2025 and in prior years:  ED&F Man Capital Markets business, the OTCex group and Cowen's Prime Services and Outsourced Trading business.
The Group’s Revenue and total assets by geography are as follows. In presenting geographical information, revenue is based on the geographic location of the legal entity where the customers' revenue is recorded. Non-current assets are based on the geographic location of the legal entity where the assets are recorded.

	Revenue			Total Assets[1]
	2025	2024	2023	2025	2024
	$m	$m	$m	$m	$m
United Kingdom	741.0	710.8	607.2	11,607.3	6,094.7
United States	754.7	581.7	422.0	20,286.9	17,322.9
Rest of the world	528.4	302.2	215.4	2,780.9	894.9
Total	2,024.1	1,594.7	1,244.6	34,675.1	24,312.5
1.Non-current assets included in Group assets as at 31 December 2025 amounted to $474.8m (2024: $337.7m), being $375.8m in the United Kingdom (2024: $259.6m),
$34.7m in the United States (2024: $61.7m) and $64.3m in the rest of the world (2024: $16.4m). Tangible non-current assets included in non-current assets as at 31
December 2025 amounted to $139.4m (2024: $106.5m), being $69.4m in the United Kingdom (2024: $49.4m), $34.4m in the United States (2024: $37.5m) and $35.6m in
the rest of the world (2024: $19.6m).Tangible non-current assets includes property, plant and equipment, right-of-use assets and investments. During 2025, the Group reassessed the geographical location of its tangible non-current assets to better reflect their geographical location. Consequently some of the Group's 2024 country allocations have been revised for comparability.
The balances in rest of the world mainly consist of those from countries in Europe and the Asia
Pacific region, none of which are individually material for separate disclosure.
Non-current assets for this purpose consist of goodwill, intangible assets, property, plant and equipment, right-of-use assets and investments.